Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Disaggregation of Revenue [Line Items]
Revenue	$ 2,042,812	$ 2,030,030	$ 6,061,501	$ 6,240,575
Clients 1-5
Disaggregation of Revenue [Line Items]
Revenue	503,342	502,589	1,505,383	1,557,636
Clients 6-10
Disaggregation of Revenue [Line Items]
Revenue	308,805	321,939	883,897	961,059
Clients 11-25
Disaggregation of Revenue [Line Items]
Revenue	549,378	453,206	1,555,894	1,335,324
Other
Disaggregation of Revenue [Line Items]
Revenue	$ 681,287	$ 752,296	$ 2,116,327	$ 2,386,556